Segment Information (Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Borrowings	¥ 1,547,600	¥ 497,249
Financial liabilities at fair value through profit or loss	799	11,005
Liabilities	15,500,227	13,923,456
Allocated amounts [member]
Disclosure of operating segments [line items]
Liabilities	13,951,828	13,415,202
Allocated amounts [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Liabilities	340,034	427,005
Allocated amounts [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Liabilities	1,372,574	1,404,499
Allocated amounts [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Liabilities	1,736,967	1,767,232
Allocated amounts [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Liabilities	8,482,596	7,813,381
Allocated amounts [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Liabilities	1,946,530	1,923,373
Allocated amounts [member] | Others [member]
Disclosure of operating segments [line items]
Liabilities	73,127	79,712
Unallocated amounts [member]
Disclosure of operating segments [line items]
Borrowings	1,547,600	497,249
Financial liabilities at fair value through profit or loss	799	11,005
Liabilities	¥ 1,548,399	¥ 508,254